Special Dividend Declared in 2010 - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 18, 2010	Dec. 31, 2010	Dec. 31, 2011
Dividends Payable [Line Items]
Special cash dividend declared	$ 0.23
Special cash dividend, record date	Nov. 15, 2010
Dividend payable		$ 15,177	$ 467
Appropriated special dividend		20,533,690
Additional Paid in Capital
Dividends Payable [Line Items]
Appropriated special dividend		$ 20,533,690